Segment and Revenue by Geography and By Major Customer (Tables)	12 Months Ended
Dec. 31, 2025
Segment and Revenue by Geography and by Major Customer [Abstract]
Schedule of Evaluating Financial Performance and Allocating Resources	Segment operating profit (loss) is used to monitor budget versus actual results, in order to assess the performance of the segment.
	Year ended December 31, 2025
	CIB	Automotive	Consolidated
	U.S. dollars in thousands
Revenues	51,655	18,970	70,625
Cost of revenues	(16,493)	(10,047)	(26,540)
Gross profit	35,162	8,923	44,085
Research and development expenses	28,634	14,021	42,655
Sales and marketing expenses	12,025	9,365	21,390
General and administrative expenses	8,911	5,353	14,264
Change in earnout liability	(169)	-	(169)
Segment operating loss	(14,239)	(19,816)	(34,055)
Change in fair value of Forfeiture Shares			1
Financial income, net			2,620
Loss before taxes on income			(31,434)

Depreciation and Amortization expenses	2,095	885	2,980
Stock-based compensation	9,072	7,468	16,540
	Year ended December 31, 2024
	CIB	Automotive	Consolidated
	U.S. dollars in thousands
Revenues	36,291	21,568	57,859
Cost of revenues	(10,536)	(13,046)	(23,582)
Gross profit	25,755	8,522	34,277
Research and development expenses	23,795	16,680	40,475
Sales and marketing expenses	8,936	9,366	18,302
General and administrative expenses	7,922	8,543	16,465
Change in earnout liability	377	-	377
Segment operating loss	(15,275)	(26,067)	(41,342)
Change in fair value of Forfeiture Shares			37
Financial income, net			4,795
Loss before taxes on income			(36,510)

Depreciation and Amortization expenses	1,619	927	2,546
Stock-based compensation	6,927	8,191	15,118

	Year ended December 31, 2023
	CIB	Automotive	Consolidated
	U.S. dollars in thousands
Revenues	57,411	26,750	84,161
Cost of revenues	(13,149)	(18,420)	(31,569)
Gross profit	44,262	8,330	52,592
Research and development expenses	25,620	22,551	48,171
Sales and marketing expenses	7,410	9,904	17,314
General and administrative expenses	7,062	6,962	14,024
Segment operating profit (loss)	4,170	(31,087)	(26,917)
Change in fair value of Forfeiture Shares			1,713
Financial income, net			5,637
Loss before taxes on income			(19,567)

Depreciation expenses	816	816	1,632
Stock-based compensation	6,928	8,098	15,026

Schedule of Revenue by Geography, Based on the Customers

The following table shows revenue by geography, based on the customers’ “bill to” location:

	Year Ended December 31
	2025	2024	2023
	U.S. dollars in thousands

Domestic (Israel)	470	696	3,086
China	10,612	9,328	9,578
Hong Kong	9,134	5,630	7,211
Portugal	9,181	7,768	1,386
United States	9,640	7,723	7,330
Germany	2,595	2,423	8,347
Hungary	9,023	12,634	21,126
Other	19,970	11,657	26,097
	70,625	57,859	84,161

Schedule of Supplemental Data - Major Customers

The following table summarizes the significant customers’ (including distributors) accounts receivable and revenues as a percentage of total accounts receivable and total revenues, respectively:

	December 31
	2025	2024
	% of Account Receivable
Accounts Receivable
Customer A	16%	14%
Customer B	15%	18%
Customer C	15%	16%
Customer D	10%	14%
Customer E	10%	4%

	Year Ended December 31
	2025	2024	2023
	% of Revenues
Revenues
Customer A	13%	13%	2%
Customer C	11%	10%	8%
Customer D	7%	15%	17%
Customer F	3%	6%	11%

Schedule of Long-Lived Assets by Geography	Long-lived assets by Geography:
	December 31
	2025	2024	2023
	U.S. dollars in thousands

Domestic (Israel)	8,657	9,482	4,419
China	138	314	176
USA	871	931	139
Other	136	286	422
	9,802	11,013	5,156